CASH FLOWS	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
CASH FLOWS
NOTE 24 – CASH FLOWS

USDm	2017	2016	2015
Reversal of other non-cash movements:
Amortization of acquired assets and liabilities	-	-0.1	-0.7
Exchange rate adjustments	1.8	-2.4	-0.1
Share-based payments	1.9	2.0	-
Equity transactions expensed in relation to the Corporate Reorganization	-	-6.4	-
Other adjustments	-	-0.2	-0.1
Total	3.7	-7.1	-0.9

USDm	2017	2016	2015
Change in bunkers, receivables and payables:
Change in bunkers	-1.6	-6.1	15.6
Change in receivables	-12.4	18.1	6.1
Change in prepayments	-1.4	2.7	4.9
Change in trade payables and other liabilities	-4.5	-5.4	-11.9
Adjusted for fair value changes of derivative financial instruments	6.9	-1.0	2.2
Total	-13.0	8.3	16.9